Shareholders' Equity - Share warrants plans (Details) - Bonus share award plans - € / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subscription price				€ 0.534
Service Providers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subscription price			€ 0.48
David Nikodem
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subscription price	€ 0.29	€ 0.18